Related Party Transactions (Details) - Schedule of related party transactions - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
a) Consulting services provided to the related parties
Consulting services provided to the related parties	$ 269,472	$ 165,161
b) Services provided by the related parties
Consulting services provided by the related parties	1,363,009	570,175
c) Loans provided to the related parties
Loans provided to the related parties	151,783	177,787	820,982
d) Repayment of loans from the related parties
Repayment of loans from the related parties		177,787	820,982
e) Interest income received from the related party
Interest income received from the related party		2,328	33,096
CareerWin [Member]
a) Consulting services provided to the related parties
Consulting services provided to the related parties		165,161
b) Services provided by the related parties
Consulting services provided by the related parties		195,817
CLPS Lihong [Member]
a) Consulting services provided to the related parties
Consulting services provided to the related parties	269,472
c) Loans provided to the related parties
Loans provided to the related parties		149,341	820,982
d) Repayment of loans from the related parties
Repayment of loans from the related parties		149,341	820,982
e) Interest income received from the related party
Interest income received from the related party		2,328	33,096
Beijing Bright [Member]
b) Services provided by the related parties
Consulting services provided by the related parties	604,033	165,040
EMIT [Member]
b) Services provided by the related parties
Consulting services provided by the related parties	758,976	209,318
c) Loans provided to the related parties
Loans provided to the related parties	151,783	28,446
d) Repayment of loans from the related parties
Repayment of loans from the related parties		$ 28,446